CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
CONVERTIBLE DEBT	NOTE 8 – CONVERTIBLE DEBT As of September 30, 2024 and December 31, 2023, the Company had no outstanding convertible debt.	NOTE 8 – CONVERTIBLE DEBT As of December 31, 2023, the Company had no outstanding convertible debt.